Investment Properties (Details 4) - ARS ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Total		$ 117,491,965	$ 86,219,988	$ 120,517,326
Cordoba Shopping [Member]
Disclosure of detailed information about investment property [line items]
Total	[1]	$ 1,266,128	$ 1,312,510

[1]	A portion of the Cordoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc. amounting to ARS 113.5 million and ARS 117.6 million, as of June 30, 2020 and 2019, respectively, (included in "Trade and other payables" in the statement of financial position).